PERFORMANCE FEES LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Performance fees liability, beginning balance	$ 48,358	$ 6,242
Contributions from equity holders	971	0
Performance fees expense	35,854	42,272	[1]
Payments	(44,867)	(196)
Translation adjustment	(423)	40
Performance fees liability, ending balance	39,893	48,358
Employment related costs	$ 135,110	$ 132,223

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.